ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure of changes in accounting estimates [abstract]
Consolidation
The Company’s interim financial statements has been prepared in accordance with accounting policies presented in detail in the financial statements for the year ended December 31, 2025 disclosed on March 27, 2026 and, therefore, should be read together.

New and revised relevant accounting standards and interpretations	New and revised relevant accounting standards and interpretations
The following accounting standards will become effective as of January 1, 2027:

Standard	Description

IFRS 9	Review of the rules for classifying and measuring financial assets with variable and non‑linear cash flows.
IFRS 18	Replaces CPC 26 (R1) (IAS 1) and introduces changes in the presentation and disclosure of the Financial Statements.
IFRS 19	Disclosure of subsidiaries without public accountability.
IAS 7 and IFRS 7	Increase transparency regarding liquidity risk and the maturities of financial instruments, loans and financing.

Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate prevailing at the transaction dates. Monetary assets and liabilities designated in foreign currency are determined based on the exchange rate in effect at the end of the reporting period, and any differences resulting from currency translation are recorded under “Foreign currency exchange, net” in the statement of operations.